Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks		$ 23,551	$ 23,367
Interest-earning deposits with banks (1)		149,736	192,580	[1]
Total cash, cash equivalents, and restricted cash (1)		173,287	215,947	[1],[2]
Federal funds sold and securities purchased under resale agreements (1)		80,207	80,025	[1]
Debt securities:
Trading, at fair value (2)		69,989	57,624	[3]
Available-for-sale, at fair value (2)		269,912	276,407	[3]
Held-to-maturity, at cost (fair value $142,115 and $138,985)		144,788	139,335
Mortgages held for sale (includes $16,116 and $22,042 carried at fair value)	[4]	15,126	20,070
Loans held for sale		2,041	1,131	[3]
Loans (includes $376 and $758 carried at fair value)	[4]	953,110	956,770
Allowance for loan losses		(9,775)	(11,004)
Net loans		943,335	945,766
Mortgage servicing rights:
Measured at fair value		14,649	13,625
Amortized		1,443	1,424
Premises and equipment, net		8,920	8,847
Goodwill		26,418	26,587
Derivative assets		10,770	12,228
Equity securities		55,148	62,497	[3]
Other assets (includes $4,867 and $3,275 carried at fair value)		79,850	90,244	[3]
Total assets	[5]	1,895,883	1,951,757
Liabilities
Noninterest-bearing deposits		349,534	373,722
Interest-bearing deposits		936,636	962,269
Total deposits		1,286,170	1,335,991
Short-term borrowings		105,787	103,256
Derivative liabilities		8,499	8,796
Accrued expenses and other liabilities		69,317	70,615
Long-term debt		229,044	225,020
Total liabilities	[6]	1,698,817	1,743,678
Wells Fargo stockholders’ equity:
Preferred stock		23,214	25,358
Common stock – $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares		9,136	9,136
Additional paid-in capital		60,685	60,893
Retained earnings		158,163	145,263
Cumulative other comprehensive income (loss)		(6,336)	(2,144)
Treasury stock – 900,557,866 shares and 590,194,846 shares		(47,194)	(29,892)
Unearned ESOP shares		(1,502)	(1,678)
Total Wells Fargo stockholders’ equity		196,166	206,936
Noncontrolling interests		900	1,143
Total equity		197,066	208,079
Total liabilities and equity		$ 1,895,883	$ 1,951,757

[1]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.
[5]	(4)Our consolidated assets at December 31, 2018 and 2017, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $139 million and $116 million; Interest-bearing deposits with banks, $8 million and $371 million; Debt securities, $45 million and $0 million; Net loans, $13.6 billion and $12.5 billion; Derivative assets, $0 million and $0 million; Equity securities, $85 million and $306 million; Other assets, $221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.
[6]	$221 million and $342 million; and Total assets, $14.1 billion and $13.6 billion, respectively.(5)Our consolidated liabilities at December 31, 2018 and 2017, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $0 million and $5 million; Accrued expenses and other liabilities, $191 million and $132 million; Long-term debt, $816 million and $1.5 billion; and Total liabilities, $1.0 billion and $1.6 billion, respectively.